UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SPECIAL INVESTMENT TRUST

FORM N-Q

JULY 31, 2014

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 2.6%
Gentex Corp.	435,850	$12,596,065
Modine Manufacturing Co.	430,000	5,921,100	*

Total Auto Components		18,517,165

Distributors - 1.2%
Pool Corp.	156,440	8,566,654

Diversified Consumer Services - 1.7%
Service Corporation International	580,000	12,180,000

Hotels, Restaurants & Leisure - 3.5%
Chuy’s Holdings Inc.	329,304	9,434,560	*
Potbelly Corp.	536,630	6,219,542	*
Red Robin Gourmet Burgers Inc.	136,890	8,810,240	*

Total Hotels, Restaurants & Leisure		24,464,342

Household Durables - 0.9%
Taylor Morrison Home Corp., Class A Shares	341,270	6,067,781	*

Media - 2.4%
Carmike Cinemas Inc.	188,240	5,918,266	*
Madison Square Garden Inc., Class A Shares	179,140	10,630,167	*

Total Media		16,548,433

Specialty Retail - 2.5%
Monro Muffler Inc.	185,900	9,441,861
Pier 1 Imports Inc.	521,210	7,849,423

Total Specialty Retail		17,291,284

TOTAL CONSUMER DISCRETIONARY		103,635,659

CONSUMER STAPLES - 1.9%
Food Products - 1.9%
TreeHouse Foods Inc.	180,000	13,230,000	*

ENERGY - 5.9%
Energy Equipment & Services - 1.0%
Frank’s International NV	319,100	7,387,165

Oil, Gas & Consumable Fuels - 4.9%
Diamondback Energy Inc.	44,150	3,630,454	*
Murphy USA Inc.	209,740	10,365,351	*
QEP Resources Inc.	262,000	8,659,100
Rosetta Resources Inc.	69,140	3,530,980	*
Sanchez Energy Corp.	249,790	7,923,339	*

Total Oil, Gas & Consumable Fuels		34,109,224

TOTAL ENERGY		41,496,389

FINANCIALS - 22.5%
Banks - 4.1%
Bancorp Inc.	497,940	4,730,430	*
Centerstate Banks Inc.	131,223	1,367,344
First Interstate BancSystem Inc., Class A Shares	427,240	11,150,964
Synovus Financial Corp.	481,033	11,328,327

Total Banks		28,577,065

Capital Markets - 5.6%
E*TRADE Financial Corp.	787,180	16,546,523	*
FXCM Inc., Class A Shares	757,530	10,317,559
RCS Capital Corp., Class A	590,000	12,165,800

Total Capital Markets		39,029,882

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Consumer Finance - 3.0%
Portfolio Recovery Associates Inc.	160,000	$9,433,600	*
Springleaf Holdings Inc.	450,230	11,787,021	*

Total Consumer Finance		21,220,621

Diversified Financial Services - 1.4%
MarketAxess Holdings, Inc.	170,000	9,559,100

Insurance - 3.8%
Assured Guaranty Ltd.	480,860	10,732,795
ProAssurance Corp.	205,370	8,960,293
Syncora Holdings Ltd.	3,715,003	6,649,856	*(a)

Total Insurance		26,342,944

Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent, Class A Shares	540,000	9,838,800
Hatteras Financial Corp.	475,000	9,096,250
Potlatch Corp.	225,000	9,292,500
Summit Hotel Properties Inc.	420,000	4,313,400

Total Real Estate Investment Trusts (REITs)		32,540,950

TOTAL FINANCIALS		157,270,562

HEALTH CARE - 12.6%
Biotechnology - 0.9%
Exact Sciences Corp.	399,010	6,228,546	*

Health Care Equipment & Supplies - 5.4%
Amedica Corp.	349,100	1,399,891	*
Cyberonics Inc.	193,690	11,518,744	*
Endologix Inc.	530,000	7,499,500	*
Haemonetics Corp.	150,000	5,335,500	*
IDEXX Laboratories Inc.	55,960	6,965,901	*
Quotient Ltd.	573,600	5,219,760	*

Total Health Care Equipment & Supplies		37,939,296

Health Care Providers & Services - 5.6%
AMN Healthcare Services Inc.	763,930	10,007,483	*
Brookdale Senior Living Inc.	208,020	7,207,893	*
IPC The Hospitalist Co.	194,970	9,588,625	*
Surgical Care Affiliates Inc.	430,680	12,653,378	*

Total Health Care Providers & Services		39,457,379

Pharmaceuticals - 0.7%
Flamel Technologies SA, ADR	358,210	4,774,940	*

TOTAL HEALTH CARE		88,400,161

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.2%
HEICO Corp.	175,312	8,618,338

Airlines - 2.1%
Allegiant Travel Co.	123,180	14,505,677

Commercial Services & Supplies - 1.4%
Copart Inc.	292,630	9,767,989	*

Electrical Equipment - 1.6%
Polypore International Inc.	260,000	11,206,000	*

Industrial Conglomerates - 0.7%
McDermott International Inc.	692,230	5,053,279	*

Machinery - 2.5%
CIRCOR International Inc.	110,000	7,905,700
Woodward Inc.	184,500	9,217,620

Total Machinery		17,123,320

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Professional Services - 0.8%
Acacia Research Corp.	340,000	$5,800,400

Road & Rail - 3.0%
Landstar System Inc.	152,260	10,068,954
Old Dominion Freight Line Inc.	170,000	10,791,600	*

Total Road & Rail		20,860,554

Trading Companies & Distributors - 2.5%
Aircastle Ltd.	531,490	9,540,245
MRC Global Inc.	300,000	8,049,000	*

Total Trading Companies & Distributors		17,589,245

TOTAL INDUSTRIALS		110,524,802

INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment, Instruments & Components - 2.3%
Knowles Corp.	270,000	7,851,600	*
Methode Electronics, Inc.	250,000	7,995,000

Total Electronic Equipment, Instruments & Components		15,846,600

Internet Software & Services - 4.2%
Angie’s List Inc.	682,710	5,686,974	*
Criteo SA, ADR	117,057	3,483,617	*
Dice Holdings Inc.	816,520	7,479,323	*
Q2 Holdings Inc.	371,040	4,886,597	*
Xoom Corp.	356,420	7,720,057	*

Total Internet Software & Services		29,256,568

IT Services - 3.9%
CSG Systems International Inc.	364,680	9,496,267
EVERTEC Inc.	574,960	12,856,106
NeuStar Inc.	170,950	4,762,667	*

Total IT Services		27,115,040

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries Inc.	496,240	8,346,757	*
Semtech Corp.	380,000	8,485,400	*

Total Semiconductors & Semiconductor Equipment		16,832,157

Software - 3.7%
Manhattan Associates Inc.	277,700	8,153,272	*
PROS Holdings Inc.	220,000	5,636,400	*
Tyler Technologies Inc.	135,590	12,302,080	*

Total Software		26,091,752

TOTAL INFORMATION TECHNOLOGY		115,142,117

MATERIALS - 5.7%
Chemicals - 2.7%
Koppers Holdings Inc.	170,000	6,125,100
Platform Specialty Products Corp.	525,000	12,972,750	*

Total Chemicals		19,097,850

Metals & Mining - 3.0%
Compass Minerals International Inc.	110,000	9,462,200
Steel Dynamics Inc.	532,520	11,294,749

Total Metals & Mining		20,756,949

TOTAL MATERIALS		39,854,799

UTILITIES - 1.5%
Electric Utilities - 1.5%
Portland General Electric Co.	323,810	10,339,253

TOTAL COMMON STOCKS (Cost - $647,938,840)		679,893,742

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
INVESTMENT IN UNDERLYING FUNDS - 1.3%
FINANCIALS - 1.3%
Main Street Capital Corp. (Cost - $9,409,788)	296,045	$8,993,847	(e)

	SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 1.2%
FINANCIALS - 1.2%
Fortress Investment Group LLC, Class A Shares (Cost - $3,897,151)	1,177,190	8,522,856

	SHARES
PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Super Dimension Ltd., Escrow Receipt (Cost - $0)	490,216	639,050	*(b)(c)(d)

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.2%
Quotient Ltd. (Cost - $61,490)	10/25/15	573,600	1,416,792	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $661,307,269)			699,466,287

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $2,369,050; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $2,416,428)	0.050%	8/1/14	$2,369,047	2,369,047

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $863,956; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $889,872)	0.090%	8/1/14	863,953	863,953

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,233,000)				3,233,000

TOTAL INVESTMENTS - 100.5% (Cost - $664,540,269#)				702,699,287
Liabilities in Excess of Other Assets - (0.5)%				(3,494,298)

TOTAL NET ASSETS - 100.0%				$699,204,989

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2014, the total market value of Affiliated Companies was $6,649,856, and the cost was $9,062,194 (See Note 5).

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Restricted security (See Note 4).

(e)	Security is a business development company (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Special Investment Trust (formerly Legg Mason Capital Management Special Investment Trust) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$679,893,742	—	—	$679,893,742
Investment in underlying funds	8,993,847	—	—	8,993,847
Master limited partnerships	8,522,856	—	—	8,522,856
Preferred stocks	—	—	$639,050	639,050
Warrants	—	$1,416,792	—	1,416,792

Total long-term investments	$697,410,445	$1,416,792	$639,050	$699,466,287

Short-term investments†	—	3,233,000	—	3,233,000

Total investments	$697,410,445	$4,649,792	$639,050	$702,699,287

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain

Notes to Schedule of Investments (unaudited) (continued)

from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$94,653,417
Gross unrealized depreciation	(56,494,399)

Net unrealized appreciation	$38,159,018

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/14	Value Per Share	Percent of Net Assets	Distributions Received	Open Commitments
Super Dimension Ltd., Escrow Receipt	490,216	05/12	$0	$639,050	$1.30	0.09%	—	—

5. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2014:

	Affiliate Value at 10/31/13	Purchased		Sold		Dividend Income	Affiliate Value at 7/31/14	Realized Loss
		Cost	Shares/Par	Cost	Shares/Par
Syncora Holdings Ltd.	$1,821,442	—	—	$1,198,528	424,638	—	$6,649,856	$(485,811)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2014